Other Income (Tables)	9 Months Ended
Sep. 30, 2023
Other Income [Abstract]
Schedule of other income

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Grant income	218	468	1,211	1,339
R&D expenditure credits	898	772	4,343	2,851
	1,116	1,240	5,554	4,190